Income taxes - Schedule of difference between provision for income taxes and amount that result from applying statutory tax rate to income before provision for income taxes (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes [Abstract]
(Profit)/Loss before taxes	$ (1,278,607)	$ (85,180)	$ 304,496
Income tax (expense)/benefit calculated at the Dutch statutory federal income tax rates	(329,881)	(21,977)	78,560
Effect of intercompany asset deal/transaction	0	0	396
Effect of expenses not deductible in determining taxable results	(6,188)	(5,383)	(2,674)
Effect of share-based payment expenses that are not deductible in determining taxable results	(29,673)	(13,151)	(43,040)
Effect of stock issue expenses that are not taxable in determining taxable results	0	0	18,620
Effect of tax credits and incentives	291,865	102,823	87,123
Effect of change of (de)recognition of deferred tax assets on tax losses	(2,500)	187,361	(2,282)
Effect of different tax rates in jurisdictions in which the company operates	9,685	4,169	(3,509)
Effect of change of (de)recognition of deferred tax assets	0	535,598	(124,457)
Effect of foreign exchange translation	87,070	(38,307)	0
Other	(6,950)	(3,273)	706
Total income tax benefit	$ 13,428	$ 747,860	$ 9,443